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                              OMB NUMBER: 3235-0006
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009
                                               ---------

Check here if Amendment / /:  Amendment Number:
                                                ----

   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GENEVA INVESTMENT MANAGEMENT OF CHICAGO, LLC
         ------------------------------------------------
Address: 181 WEST MADISON, SUITE 3575, CHICAGO, IL  60602
         ------------------------------------------------

Form 13F File Number 28-10799
                        -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas W. Ulrich
       ----------------
Title: Principal
       ----------------
Phone: 312-422-1720
       ----------------

Signature, Place, and Date of Signing:

   /s/ Thomas W. Ulrich               Chicago, Illinois   May 14, 2009
   -------------------------------    -----------------   ------------
           [Signature]                  [City, State]        [Date]

Note: The CUSIP number listed for Time Warner Inc is a new number assigned as a result of a reverse stock split reported on 3/30/08. The number has not yet been updated on the SEC list of 13F securities.

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.

[If there are no entries in this list, omit this section.]

NONE

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                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         136
                                        --------------------

Form 13F Information Table Value Total:      1,157,716
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NONE

                         Form 13F INFORMATION TABLE
                                  3/31/2009


      COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
-------------------------      --------------  ---------  -------- ------------------- ---------- -------- ------------------------
                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
-------------------------      --------------  ---------  --------  --------- --- ---- ---------- -------- --------- --------- ----
MCDONALDS CORP COM             COM             580135101    61,073  1,119,183             SOLE             1,119,183
STERICYCLE INC                 COM             858912108    41,223    863,671             SOLE               863,671
PHILIP MORRIS INTL INC COM     COM             718172109    40,898  1,149,478             SOLE             1,149,478
MASTERCARD INC                 CL A            57636Q104    36,656    218,874             SOLE               218,874
APPLE INC                      COM             037833100    36,421    346,474             SOLE               346,474
AMAZON COM INC                 COM             023135106    36,361    495,118             SOLE               495,118
MONSANTO CO NEW                COM             61166W101    36,021    433,477             SOLE               433,477
GOOGLE INC                     CL A            38259P508    35,129    100,929             SOLE               100,929
GILEAD SCIENCES INC            COM             375558103    33,424    721,594             SOLE               721,594
BARD C R INC                   COM             067383109    28,653    359,421             SOLE               359,421
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP  559080106    26,670    908,072             SOLE               908,072
QUALCOMM INC                   COM             747525103    25,687    660,172             SOLE               660,172
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN  726503105    23,886    649,801             SOLE               649,801
ENTERPRISE PRODS PARTNERS L    COM             293792107    23,380  1,050,818             SOLE             1,050,818
WALMART STORES INC             COM             931142103    23,184    445,004             SOLE               445,004
ALCON INC                      COM SHS         H01301102    23,150    254,652             SOLE               254,652
CELGENE CORP                   COM             151020104    22,757    512,555             SOLE               512,555
CHEVRON CORP NEW               COM             166764100    22,682    337,331             SOLE               337,331
ABBOTT LABS                    COM             002824100    22,182    465,052             SOLE               465,052
BLACKROCK INC                  COM             09247X101    20,206    155,387             SOLE               155,387
SCHWAB CHARLES CORP NEW        COM             808513105    20,094  1,296,444             SOLE             1,296,444
MOSAIC CO                      COM             61945A107    19,549    465,690             SOLE               465,690
FASTENAL CO                    COM             311900104    18,894    587,604             SOLE               587,604
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209    17,825    395,689             SOLE               395,689
EXELON CORP                    COM             30161N101    17,399    383,332             SOLE               383,332
PEOPLES UNITED FINANCIAL INC   COM             712704105    16,517    919,190             SOLE               919,190
FREEPORT-MCMORAN COPPER & GO   COM             35671D857    16,391    430,104             SOLE               430,104
STRAYER ED INC                 COM             863236105    16,027     89,108             SOLE                89,108
COCA COLA CO                   COM             191216100    14,136    321,645             SOLE               321,645
ITC HLDGS CORP                 COM             465685105    13,985    320,632             SOLE               320,632
PRAXAIR INC                    COM             74005P104    13,132    195,167             SOLE               195,167
DIAGEO P L C                   SPON ADR NEW    25243Q205    13,117    293,131             SOLE               293,131
DIGITAL RLTY TR INC            COM             253868103    12,236    368,793             SOLE               368,793
JOHNSON & JOHNSON              COM             478160104    12,094    229,935             SOLE               229,935
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN  29273R109    11,707    317,371             SOLE               317,371
MORNINGSTAR INC                COM             617700109    11,629    340,536             SOLE               340,536
AIRGAS INC                     COM             009363102    11,620    343,689             SOLE               343,689
AMERICAN WTR WKS CO INC NEW    COM             030420103    11,241    584,293             SOLE               584,293
SUNCOR ENERGY INC              COM             867229106    11,220    505,217             SOLE               505,217
EXXON MOBIL CORP               COM             30231G102    10,571    155,233             SOLE               155,233
CAPELLA EDUCATION COMPANY      COM             139594105    10,239    193,206             SOLE               193,206
NUVASIVE INC                   COM             670704105    10,103    321,969             SOLE               321,969
WASTE MGMT INC DEL             COM             94106L109     9,877    385,825             SOLE               385,825
MEDCO HEALTH SOLUTIONS         COM             58405U102     9,500    229,810             SOLE               229,810
FPL GROUP INC                  COM             302571104     9,229    181,943             SOLE               181,943
BURLINGTON NRTHN SANTA FE      COM             12189T104     8,861    147,324             SOLE               147,324
RANGE RES CORP                 COM             75281A109     8,799    213,788             SOLE               213,788
ALTRIA GROUP INC               COM             02209s103     8,364    522,125             SOLE               522,125
ICON PUB LTD CO                SPONSORED ADR   45103T107     8,094    501,224             SOLE               501,224
VERIZON COMMUNICATIONS INC     COM             92343V104     7,812    258,683             SOLE               258,683
BAXTER INTL INC                COM             071813109     7,672    149,796             SOLE               149,796
MASIMO CORP                    COM             574795100     7,622    263,009             SOLE               263,009
DANAHER CORP DEL               COM             235851102     7,251    133,746             SOLE               133,746
INTERCONTINENTALEXCHANGE INC   COM             45865V100     6,539     87,815             SOLE                87,815
KRAFT FOODS INC                CL A            50075N104     6,466    290,119             SOLE               290,119
PROCTER & GAMBLE CO            COM             742718109     6,188    131,415             SOLE               131,415
APACHE CORP                    COM             037411105     5,733     89,457             SOLE                89,457
EXPRESS SCRIPTS INC            COM             302182100     5,636    122,086             SOLE               122,086
BHP BILLITON LTD               SPONSORED ADR   088606108     5,140    115,261             SOLE               115,261
EMERSON ELEC CO                COM             291011104     4,789    167,575             SOLE               167,575
CISCO SYS INC                  COM             17275R102     4,547    271,197             SOLE               271,197
ARENA RESOURCES INC            COM             040049108     4,455    174,864             SOLE               174,864
EXPEDITORS INTL WASH INC       COM             302130109     4,412    155,985             SOLE               155,985
NOVAMED INC DEL                COM             66986W108     4,283  1,887,213             SOLE             1,887,213
CONOCOPHILLIPS                 COM             20825C104     4,108    104,905             SOLE               104,905
CME GROUP INC                  COM             12572Q105     4,100     16,644             SOLE                16,644
DIAMOND OFFSHORE DRILLING IN   COM             25271C102     4,012     63,834             SOLE                63,834
APOLLO GROUP INC               CL A            037604105     3,415     43,610             SOLE                43,610
PLUM CREEK TIMBER CO INC       COM             729251108     3,342    114,965             SOLE               114,965
NUSTAR ENERGY LP               UNIT COM        67058H102     3,204     69,503             SOLE                69,503
PAYCHEX INC                    COM             704326107     3,077    119,905             SOLE               119,905
WALGREEN CO                    COM             931422109     2,731    105,212             SOLE               105,212
CHUBB CORP COM                 COM             171232101     2,588     61,155             SOLE                61,155
INTERNATIONAL BUSINESS MACHS   COM             459200101     2,553     26,357             SOLE                26,357
GENERAL ELECTRIC CO            COM             369604103     2,464    243,727             SOLE               243,727
MICROSOFT CORP                 COM             594918104     2,237    121,793             SOLE               121,793
JPMORGAN CHASE & CO            COM             46625h100     1,811     68,138             SOLE                68,138
NORTHERN TR CORP               COM             665859104     1,563     26,141             SOLE                26,141
PETROCHINA CO LTD              SPONSORED ADR   71646E100     1,537     19,295             SOLE                19,295
WISCONSIN ENERGY CORP          COM             976657106     1,523     37,014             SOLE                37,014
AT&T INC                       COM             00206r102     1,501     59,590             SOLE                59,590
PFIZER INC                     COM             717081103     1,339     98,323             SOLE                98,323
BP PLC                         SPONSORED ADR   055622104     1,304     32,525             SOLE                32,525
CHIPOTLE MEXICAN GRILL INC     CL A            169656105     1,097     16,539             SOLE                16,539
PEPSICO INC                    COM             713448108     1,092     21,216             SOLE                21,216
SOUTHWESTERN ENERGY CO         COM             845467109     1,077     36,290             SOLE                36,290
COLGATE-PALMOLIVE CO           COM             194162103     1,001     16,980             SOLE                16,980
TRANSOCEAN LTD                 REG SHA         H8817H100       929     15,791             SOLE                15,791
SCHLUMBERGER LTD               COM             806857108       887     21,849             SOLE                21,849
MORGAN STANLEY                 COM NEW         617446448       878     38,578             SOLE                38,578
NATIONAL OILWELL VARCO INC     COM             637071101       836     29,133             SOLE                29,133
STRYKER CORP                   COM             863667101       811     23,847             SOLE                23,847
MARSH & MCLENNAN COS INC       COM             571748102       808     39,946             SOLE                39,946
KINDER MORGAN ENERGY PARTNERS  UT LTD PARTNER  494550106       804     17,222             SOLE                17,222
3M CO                          COM             88579Y101       773     15,551             SOLE                15,551
KINDER MORGAN MANAGEMENT LLC   SHS             49455U100       726     17,818             SOLE                17,818
PIEDMONT NAT GAS INC           COM             720186105       718     27,770             SOLE                27,770
FOSTER WHEELER AG              COM             H27178104       711     40,730             SOLE                40,730
STARBUCKS CORP                 COM             855244109       704     63,430             SOLE                63,430
BANK OF AMERICA CORPORATION    COM             060505104       665     97,585             SOLE                97,585
RESMED INC                     COM             761152107       658     18,640             SOLE                18,640
SOCIEDAD QUIMICA MINERA DE C   SPON ADR SER B  833635105       642     24,185             SOLE                24,185
WESTERN UN CO                  COM             959802109       627     49,951             SOLE                49,951
FLUOR CORP NEW                 COM             343412102       591     17,118             SOLE                17,118
SYBASE INC                     COM             871130100       540     17,835             SOLE                17,835
DEVON ENERGY CORP NEW          COM             25179M103       539     12,080             SOLE                12,080
MERCK & CO INC                 COM             589331107       532     19,898             SOLE                19,898
INTEL CORP                     COM             458140100       474     31,593             SOLE                31,593
ILLINOIS TOOL WKS INC          COM             452308109       469     15,234             SOLE                15,234
WYETH                          COM             983024100       463     10,774             SOLE                10,774
UNIFIRST CORP MASS             COM             904708104       459     16,500             SOLE                16,500
HEALTH CARE REIT INC           COM             42217K106       445     14,561             SOLE                14,561
ALLIANT ENERGY CORP            COM             018802108       429     17,380             SOLE                17,380
MEDTRONIC INC                  COM             585055106       428     14,542             SOLE                14,542
CYBERSOURCE CORP               COM             23251J106       424     28,675             SOLE                28,675
MINDRAY MEDICAL INTL LTD       SPON ADR        602675100       416     22,478             SOLE                22,478
HCC INS HLDGS INC              COM             404132102       400     15,900             SOLE                15,900
HANSEN NAT CORP                COM             411310105       393     10,935             SOLE                10,935
DISNEY WALT CO                 COM DISNEY      254687106       378     20,863             SOLE                20,863
ZIMMER HLDGS INC               COM             98956p102       370     10,156             SOLE                10,156
NORFOLK SOUTHERN CORP          COM             655844108       337     10,000             SOLE                10,000
TIME WARNER INC                COM             887317303       335     17,358             SOLE                17,358
GENOPTIX INC                   COM             37243v100       334     12,265             SOLE                12,265
FIRST MIDWEST BANCORP DEL      COM             320867104       329     38,406             SOLE                38,406
TYLER TECHNOLOGIES INC         COM             902252105       318     21,766             SOLE                21,766
DU PONT E I DE NEMOURS & CO    COM             263534109       302     13,547             SOLE                13,547
U S BANCORP DEL                COM NEW         902973304       299     20,506             SOLE                20,506
FIRSTBANK CORP MICH            COM             33761G104       293     58,594             SOLE                58,594
DUKE ENERGY CORP NEW           COM             26441C105       291     20,353             SOLE                20,353
NEOGEN CORP                    COM             640491106       268     12,280             SOLE                12,280
ALCOA INC                      COM             013817101       245     33,416             SOLE                33,416
KANYE ANDERSON MLP INVSMNT C   COM             486606106       244     12,285             SOLE                12,285
PRIVATEBANCORP INC             COM             742962103       228     15,798             SOLE                15,798
JOHNSON CTLS INC               COM             478366107       226     18,889             SOLE                18,889
HALLIBURTON CO                 COM             406216101       222     14,392             SOLE                14,392
WADDELL & REED FINL INC        CL A            930059100       204     11,330             SOLE                11,330

TOTAL                                                    1,157,716 29,478,695                             29,478,695